Background and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Basis of Presentation
1. Background and Basis of Presentation:
Description of Business
Ecovyst Inc. and subsidiaries (the “Company” or “Ecovyst”), formerly known as PQ Group Holdings Inc. and subsidiaries (“PQ Group Holdings”), is a leading integrated and innovative global provider of specialty catalysts and services. The Company supports customers globally through its strategically located network of manufacturing facilities. The Company believes that its products, which are predominantly inorganic, and services contribute to improving the sustainability of the environment.
Basis of Presentation
On December 14, 2020, PQ Group Holdings completed the sale of its Performance Materials business for $650,000, and the financial results of this business have been presented as discontinued operations in the consolidated financial statements for all periods presented. See Note 4 for more information on the transaction.
Effective on August 1, 2021, PQ Group Holdings completed the sale of its Performance Chemicals business for $1,100,000, subject to certain purchase price adjustments as set forth in the agreement. Upon entering into the definitive agreement on February 28, 2021, the transaction met the held for sale criteria and consequently the financial results of the Performance Chemicals business are reported in discontinued operations in the consolidated financial statements for all periods presented. See Note
5
for more information on the transaction.
In connection with the closing of the sale of the Performance Chemicals business, PQ Group Holdings Inc. changed its name from “PQ Group Holdings Inc.” to “Ecovyst Inc.”, changed the ticker symbol of its common stock listed on the New York Stock Exchange from “PQG” to “ECVT” and rebranded PQ Group Holdings segments from “Refining Services” to “Ecoservices” and “Catalysts” to “Catalyst Technologies”. Financial information presented herein related to the Ecoservices and Catalyst Technologies segments remains unchanged from the Company’s previously issued financial statements filed on Form
10-K
for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company has two uniquely positioned specialty businesses: Ecoservices provides sulfuric acid recycling to the North American refining industry for the production of alkylate and provides on-purpose
virgin sulfuric acid for water treatment, mining, and industrial applications; and Catalyst Technologies provides finished silica catalysts and catalyst supports necessary to produce high strength and high stiffness plastics and, through its Zeolyst joint venture, supplies zeolites used for catalysts that remove nitric oxide from diesel engine emissions as well as sulfur from fuels during the refining process.
The Company’s regeneration services product group, which is a part of the Company’s Ecoservices segment, typically experiences seasonal fluctuations as a result of higher demand for gasoline products in the summer months and lower demand in the winter months. These demand fluctuations result in higher sales and working capital requirements in the second and third quarters.
The notes to the consolidated financial statements, unless otherwise indicated, are on a continuing operations basis.
COVID-19
In March 2020, the outbreak of a novel coronavirus
(“COVID-19”)
was declared a national emergency in the United States. The spread of
COVID-19
in the United States and other parts of the world has adversely impacted economic activity and contributed to volatility in financial markets. In response to the
COVID-19
pandemic, the federal government and various state, local and foreign governments have issued decrees and orders that have disrupted many businesses and implemented social distancing, travel and other restrictions. In response to these restrictions, the Company has taken a variety of actions, including an international travel
ban, distribution of personal protective equipment to employees and work-at-home
requirements for many of the Company’s employees who are not an integral part of its manufacturing operations. The Company has also implemented and refined its existing business continuity plans in an effort to minimize operational disruptions. The Company’s manufacturing operations, as well as the operations of its key vendors and the majority of its key customers, have continued to operate with limited interruptions.
The extent and timing of the impact of the
COVID-19
pandemic on the Company’s business led to lower sales volume demand beginning in the second quarter of 2020. The Company is not aware of any specific event or circumstance that would require an update to our estimates or judgments or a revision of the carrying value of its assets or liabilities as of the date of the issuance of the consolidated financial statements. These estimates may change, as the pandemic continues to evolve and the duration remains uncertain, and may adversely impact the Company’s results of operations, financial condition or cash flow.